FINANCIAL INSTRUMENTS - Financial liabilities (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS
Total financial liabilities	Rp 106,961	Rp 100,312
Financial liabilities measured at amortized cost | Trade and other payables
FINANCIAL INSTRUMENTS
Total financial liabilities	15,790	19,049
Financial liabilities measured at amortized cost | Accrued expenses
FINANCIAL INSTRUMENTS
Total financial liabilities	14,192	13,079
Financial liabilities measured at amortized cost | Customers deposits
FINANCIAL INSTRUMENTS
Total financial liabilities	41	42
Financial liabilities measured at amortized cost | Short-term bank loans
FINANCIAL INSTRUMENTS
Total financial liabilities	11,525	9,650
Financial liabilities measured at amortized cost | Two-step loans.
FINANCIAL INSTRUMENTS
Total financial liabilities		84
Financial liabilities measured at amortized cost | Bonds and MTN
FINANCIAL INSTRUMENTS
Total financial liabilities	5,043	5,343
Financial liabilities measured at amortized cost | Long-term bank loans
FINANCIAL INSTRUMENTS
Total financial liabilities	36,341	32,260
Financial liabilities measured at amortized cost | Other borrowings.
FINANCIAL INSTRUMENTS
Total financial liabilities		362
Financial liabilities measured at amortized cost | Lease liabilities
FINANCIAL INSTRUMENTS
Total financial liabilities	23,925	20,302
Financial liabilities measured at amortized cost | Other liabilities
FINANCIAL INSTRUMENTS
Total financial liabilities	Rp 104	Rp 141